Organization And Plan Of Business Operations - Additional Information (Details 1)							3 Months Ended
	Aug. 20, 2024 USD ($)	Jul. 20, 2024 USD ($)	Jun. 26, 2024 USD ($)	May 20, 2024 USD ($)	Apr. 17, 2024 USD ($)	Aug. 16, 2022	Jun. 30, 2024 USD ($) $ / shares	Jul. 31, 2024 Holders	Dec. 31, 2023 USD ($) $ / shares	Dec. 13, 2023 USD ($) shares	Apr. 18, 2023 USD ($) shares	Jan. 13, 2022 $ / shares
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Minimum number of owners or beneficial owners not maintained for primary securities listing | Holders								400
Per share amount available for distribution | $ / shares												$ 10
Per share amount to be maintained in the trust account for distribution | $ / shares							$ 10.2		$ 10.2
Cash at bank							$ 236,779		$ 264,538
Working capital							7,029,096		5,394,929
Percentage of Federal excise tax on share buy back						1.00%
Effective date for levy of federal excise tax on stock buy back						Jan. 01, 2023
Excise tax liability							$ 3,062,004		$ 3,062,004
Percentage of shares redeemable							1.00%		1.00%
Percentage of additional interest for unpaid excise tax							10.00%
Percentage of penalty for unpaid excise tax							5.00%
Percentage of portion of total liability for unpaid excise tax							25.00%
Excise tax payment termination date							Nov. 01, 2024
Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Minimum number of owners or beneficial owners not maintained for primary securities listing | Holders								400
Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Payments for extension of time for initial business combination			$ 10,000	$ 10,000	$ 10,000
Sponsor [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Payments for extension of time for initial business combination	$ 10,000	$ 10,000
Common Class A [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Common stock shares redeemable | shares										2,768,301	26,564,308
Common stock value redeemable										$ 29,728,990	$ 276,471,460